Investments in Associates and Joint Ventures - Summary of Carrying Values of Individually Immaterial Associates and Joint Venture (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Individually immaterial joint ventures:
Carrying values of individually immaterial joint ventures	₱ 284	₱ 108
Total individually immaterial associates and joint ventures	3,318	3,172
DFTI [Member]
Individually immaterial joint ventures:
Carrying values of individually immaterial joint ventures	238	66
Telecommunications Connectivity Inc [Member]
Individually immaterial joint ventures:
Carrying values of individually immaterial joint ventures	42	42
PFC/VFC [Member]
Individually immaterial joint ventures:
Carrying values of individually immaterial joint ventures	4
Radius [Member]
Individually immaterial associates:
Carrying values of individually immaterial associates	1,679	2,123
Kayana [Member]
Individually immaterial associates:
Carrying values of individually immaterial associates	1,355	853
Appcard [Member]
Individually immaterial associates:
Carrying values of individually immaterial associates		88
Aggregated Individually Immaterial Associates [Member]
Individually immaterial associates:
Carrying values of individually immaterial associates	₱ 3,034	₱ 3,064